Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Long-term debt, non-current	$ 13,186	$ 13,340
Total liabilities	13,586	37,629
Convertible notes, current		15,604
Shared-based termination liability		6,349
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Long-term debt, non-current
Total liabilities
Shared-based termination liability
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Long-term debt, non-current	13,186	13,340
Total liabilities	13,186	13,340
Shared-based termination liability
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Long-term debt, non-current
Total liabilities	400	24,289
Shared-based termination liability		6,349
Nonrelated Party [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Convertible notes, current		15,604
Nonrelated Party [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Convertible notes, current
Nonrelated Party [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Convertible notes, current
Nonrelated Party [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Convertible notes, current		15,604
Related Party [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Related party convertible notes, current		2,133
Related Party [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Related party convertible notes, current
Related Party [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Related party convertible notes, current
Related Party [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Related party convertible notes, current		2,133
Public Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability	267
Public Placement Warrant Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability
Public Placement Warrant Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability
Public Placement Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability	267
Private Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability	133
Private Placement Warrant Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability
Private Placement Warrant Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability
Private Placement Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability	133
Convertible Preferred Stock Warrant Liability [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability		203
Convertible Preferred Stock Warrant Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability
Convertible Preferred Stock Warrant Liability [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability
Convertible Preferred Stock Warrant Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) [Line Items]
Public placement warrant liability		$ 203